Summary of Significant Accounting Policies - Measurement Input (Details)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021 $ / shares	Dec. 31, 2021
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants outstanding, term	4 years 5 months 15 days	4 years 8 months 15 days
Stock price
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrant liability, measurement input	4.81	6.04	6.04
Strike price
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrant liability, measurement input	11.50	11.50	11.50
Dividend yield
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrant liability, measurement input	0.0000		0.0000
Volatility
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrant liability, measurement input	0.511		0.453
Risk-free rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrant liability, measurement input	0.0243		0.0122